FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Summary of assets measured at fair value on a recurring basis

				Gross
			Amortized	Holding
	Held-To-Maturity	Level	Cost	Gain	Fair Value
December 31, 2020	U.S. Treasury Securities (Matures on 03/18/21)	1	$278,766,888	$7,079	$278,773,966
December 31, 2021	Money Market Funds	1	$—	$—	$278,835,182

Schedule of company's assets and liabilities that are measured at fair value on a recurring basis

		June 30,		December 31,
Description	Level	2022	Level	2021
Assets:
Money Market Funds	1	9,527,778	1	$278,835,182
Liabilities:
Warrant liabilities – public warrants	1	$1,518,000	1	$6,461,798
Warrant liabilities – private placement warrants	2	$1,130,800	2	$4,813,571

		December 31,		December 31,
Description	Level	2021	Level	2020
Liabilities:
Warrant Liability – Public Warrants	1	$6,461,798	3	$12,558,000
Warrant Liability – Private Placement Warrants	2	$4,813,571	3	$9,354,800

Schedule of change in the fair value of the Level 3 warrant liabilities

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$9,354,800	$12,558,000	$21,912,800
Change in fair value	(2,672,800)	(3,588,000)	(6,260,800)
Transfer to Level 1	—	(8,970,000)	(8,970,000)
Transfer to Level 2	(6,682,000)	—	(6,682,000)
Fair value as of March 31, 2021	$—	$—	$—
Fair value as of June 30, 2021	$—	$—	$—

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$9,354,800	$12,558,000	$21,912,800
Change in fair value	(2,672,800)	(3,588,000)	(1,685,600)
Transfer to Level 1	—	(8,970,000)	(8,970,000)
Transfer to Level 2	(6,682,000)	—	(6,682,000)
Fair value as of December 31, 2021	$—	$—	$—